UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, Vice President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/11 – 6/30/12

Item 1.           Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Company Name	Security ID	Meeting Date	Record Date	Meeting Type	Sponsor	Item Number	Proposal	Management Recommendation	Vote Cast

Inergy LP 8.75% Notes due March 1, 2015	45661TAH4	8/8/2011	N/A	Consent and Tender	N/A	1

Holders will receive the Total Consideration of USD 1,140 per USD 1,000 P/A which includes the early tender payment of USD 30.00 per USD 1,000 P/A. Holders will also receive accrued and unpaid interest up to but not including the early settlement date.

								N/A	Yes
Consol Energy 8% Notes due April 1, 2017	20854PAD1	8/16/2011	N/A	Consent	N/A	1

Consol Energy Inc., a Delaware corporation (together with its subsidiaries, CONSOL, the Company) is soliciting consents (the Consents) to proposed amendments (the Proposed Amendment) to the Indenture to which the Notes were issued.

								N/A	Yes
Consol Energy 8.25% Notes due April 17, 2011	20854PAF6	8/19/2011	N/A	Consent	N/A	1	Consent to the amendments to the indenture.	N/A	Yes
Universal City Development 10.875% notes due November 15, 2016	913405AG1	9/13/2011	N/A	Consent	N/A	1	Consent to the amendment of the terms of the Notes.	N/A	Yes
Universal City Development 8.875% notes due November 15, 2015	913405AE6	9/15/2011	N/A	Consent	N/A	1	Consent to the amendment of the terms of the Notes.	N/A	Yes
Inergy LP 8.75% Notes due March 1, 2015	45661TAH4	12/8/2011	N/A	Consent and Tender	N/A	1

Holders will receive the Total Consideration of USD 1,000 P/A which includes the early tender payment of USD 30.00 per USD 1,000 P/A. Holders will also receive accrued and unpaid interest up to but not including the early settlement date.

								N/A	Yes
Energy Transfer Equity 7.5% notes due October 15, 2020	29273VAC4	2/9/2012	N/A	Consent	N/A	1	Holders will receive the Consent Payment of 7.50 USD per 1,000.00 USD P/A of Notes held.	N/A	Yes
Softbrands Inc Atlantis 144 11.5% due July 15, 2018	52078PAC6	3/13/2012	N/A	Consent	N/A	1	Holders will receive the Consent Payment of 3.75 USD per 1,000.00 USD P/A of Notes held.	N/A	Yes
CCM Merger 8.0% Notes due August 1, 2013	14985VAA9	3/14/2012	N/A	Consent With Repurchase	N/A	1

Holders will receive the Total Consideration of USD 1,000 P/A which includes the early tender payment of USD 30.00 per USD 1,000 P/A. Holders will also receive accrued and unpaid interest up to but not including the early settlement date.

								N/A	Yes
USG Corp. 9.75% 144a notes due August 1, 2014	903293AV0	3/16/2012	N/A	Consent and Tender	N/A	1	Take no action	N/A	Yes
Satmex Escrow 9.5% Notes due May 15, 2017	803895AJ0	3/23/2012	N/A	Consent	N/A	1	Consent to the proposed amendments and receive 10 USD per 1,000 USD in principal amount.	N/A	Yes
MGM Resorts International, 10.375% notes due May 15,2014	552953BH3	4/11/2012	N/A	Consent	N/A	1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held.	N/A	Yes
Acco Brands 10.625% Notes due March 15, 2015	00081TAD0	4/16/2012	N/A	Consent and Tender	N/A	1

Holders will receive Total Consideration of USD 1,090.45 per USD 1,000 P/A which includes early tender payment of USD 10.00 per USD 1,000 P/A. Holders will also receive accrued and unpaid interest up to but not including the early settlement date.

								N/A	Yes
Levi Strauss & Co 8.875% notes due April 1, 2016	52736RAV4	4/26/2012	N/A	Consent and Tender	N/A	1	Take no action	N/A	Yes
Spanish Broadcasting System, Inc.	846425841	6/7/2012	4/9/2012	Annual	Management	1	Elect Directors	For	Yes
Ameristar Casinos, Inc.	03070Q101	6/13/2012	5/1/2012	Annual	Management	1	Elect Directors	For	Yes
Ameristar Casinos, Inc.	03070Q101	6/13/2012	5/1/2012	Annual	Management	2	Ratify Auditors	For	Yes
Ameristar Casinos, Inc.	03070Q101	6/13/2012	5/1/2012	Annual	Management	3	Amend Executive Incentive Bonus Plan	For	Yes
Ameristar Casinos, Inc.	03070Q101	6/13/2012	5/1/2012	Annual	Management	4	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	Yes
AMC Entertainment 8.75% Notes due June 1, 2019	00165AAB4	6/14/2012	N/A	Consent	N/A	1	Holders will receive the Consent Payment of 2.50 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	N/A	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Robert F. Birch President and Principal Executive Officer

Date	August 16, 2012

* Print the name and title of each signing officer under his or her signature.

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